FINANCIAL INSTRUMENTS - Derivatives Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	€ 70	€ 57
Other financial liabilities - derivatives	31	87
Level 1
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	41	20
Other financial liabilities - derivatives	13	9
Level 2
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	29	37
Other financial liabilities - derivatives	18	78
Level 3
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	0	0
Other financial liabilities - derivatives	€ 0	€ 0